Stock Based Compensation (March 10-K Note) (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015
Stock Based Compensation [Abstract]
Summary of Stock Option and Warrant Activity
A summary of stock option activity during the year ended March 31, 2015 is as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Beginning outstanding, March 31, 2014	371,759	$7.89	7.59	$775.00
Granted	352,747	1.29
Forfeited	(32,848)	2.87
Expired	(26,600)	4.01

Ending outstanding, March 31, 2015	665,058	$4.79	7.80	$67,951.00
Ending vested and expected to vest	664,783	$4.79	7.80	$67,920.00
Ending exercisable	289,379	$8.65	6.01	$200.00

Summary Information with Respect to Stock Options and Warrants Outstanding
The following table summarizes information with respect to stock options outstanding as of March 31, 2015:

Range of Exercise Prices		Number Outstanding As of March 31, 2015	Weighted- Average Remaining Contractual Term (in years)	Weighted- Average Exercise Price	Number Exercisable As of March 31, 2015	Weighted- Average Exercise Price As of March 31, 2015
$0.75	$1.50	218,679	9.67	$0.80	15,000	$1.35
1.99	3.22	190,567	9.10	2.55	77,817	2.46
3.35	6.00	158,997	6.83	3.90	99,747	3.89
11.70	17.80	47,024	3.54	12.13	47,024	12.13
21.00	34.20	38,960	2.13	22.67	38,960	22.67
41.40	41.45	10,831	0.43	41.40	10,831	41.40
		665,058			289,379

Valuation Assumptions to Estimate the Fair Value of Options granted
The Company utilized the following assumptions to estimate the fair value of options that were granted for the three months ended June 30, 2014.  There were no options granted for the three months  ended June 30, 2015.

	Three Months Ended June 30,
	2015	2014
Expected life (years)	N/A	6.0
Volatility	N/A	151.70%
Risk-free interest rate	N/A	1.62% -1.74%
Dividend yield	N/A	0%
Forfeiture rate	N/A	10%

The Company used the following valuation assumptions to estimate the fair value of options granted for the years ended March 31, 2015 and 2014, respectively:

	Twelve Months Ended March 31,
	2015	2014
Expected life (years)	6.0	6.0
Volatility	141.73% - 151.70%	151.81% - 152.95%
Risk-free interest rate	1.63% - 1.75%	1.30% - 1.72%
Dividend yield	0%	0%

Summary of Restricted Stock Award Activity
The following table summarizes the Company’s restricted stock award activity for the period ended March 31, 2015:

	Number of Shares	Weighted- Average Grant Date Fair Value
Balance March 31, 2014	129,070	$2.77
Granted	150,000	1.54
Forfeited	(10,000)	3.75
Vested	(269,070)	2.05
Balance, March 31, 2015	-	$-